Property, Plant and Equipment (Net Book Amount) (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	¥ 11,713,022	¥ 11,300,797	¥ 11,646,390
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	48,181,760	46,663,218	46,022,760
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(35,555,330)	(34,536,583)	(33,499,048)
Impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(913,408)	(825,838)	(877,322)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,030,854	974,620	1,033,230
Buildings [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	3,481,210	3,336,375	3,229,642
Buildings [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(2,396,564)	(2,310,970)	(2,142,540)
Buildings [member] | Impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(53,792)	(50,785)	(53,872)
Plant and machinery [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	10,190,451	9,895,144	10,286,523
Plant and machinery [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	42,742,330	41,455,159	41,007,229
Plant and machinery [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(31,700,912)	(30,793,083)	(29,905,377)
Plant and machinery [member] | Impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(850,967)	(766,932)	(815,329)
Vehicles and other equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	491,717	431,033	326,637
Vehicles and other equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	1,958,220	1,871,684	1,785,889
Vehicles and other equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	(1,457,854)	(1,432,530)	(1,451,131)
Vehicles and other equipment [member] | Impairment loss [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	¥ (8,649)	¥ (8,121)	¥ (8,121)